Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2021
Deposits from banks [Abstract]
Schedule of deposits from banks by type
Deposits from banks by type
Netherlands Rest of the world Total
in EUR million 2021 2020 2021 2020 2021 2020
Non-interest bearing 570 596 321 196 891 792
Interest bearing 51,893 49,336 32,307 27,971 84,201 77,306
52,463 49,931 32,629 28,166 85,092 78,098